Commitments and Contingencies - Additonal Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Loss Contingencies [Line Items]
Amounts accrued for legal proceedings	$ 0	$ 0	$ 0
Malpractice Insurance, Maximum Coverage Per Incident	$ 2,000
Percentage of liability for paying claim amounts submittedPercentage of liability for paying claim amounts submitted	100.00%
Standby Letters of Credit
Loss Contingencies [Line Items]
Guaranty Liabilities	$ 775
Maximum | Standby Letters of Credit
Loss Contingencies [Line Items]
Guaranty Liabilities	$ 1,163